Schedule of Operating Lease Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Fixed contractual payments	$ 7,103	$ 7,107
Variable lease payments	23,100	21,542
Straight-line rental income	$ 70	$ 25